Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Private Placement Warrants [Member]
Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities [Abstract]
Fair value of beginning period	$ 169,200	$ 2,932,800		$ 2,932,800
Change in fair value		1,974,000	$ (5,865,600)	(2,763,600)
Transfers to Level 1
Fair value of ending period	169,200	958,800	2,932,800	169,200	$ 2,932,800
Initial measurement on January 20, 2021			8,798,400
Public Warrants [Member]
Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities [Abstract]
Fair value of beginning period
Change in fair value			(11,178,000)
Transfers to Level 1			(6,900,000)		(6,900,000)
Fair value of ending period
Initial measurement on January 20, 2021			18,078,000
Warrant [Member]
Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities [Abstract]
Fair value of beginning period	169,200	2,932,800		2,932,800
Change in fair value		1,974,000	(17,043,600)	(2,763,600)
Transfers to Level 1			(6,900,000)
Fair value of ending period	$ 169,200	$ 958,800	2,932,800	$ 169,200	$ 2,932,800
Initial measurement on January 20, 2021			$ 26,876,400